UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Resolute Capital Management, LLC
Address: 919 18th Street, NW, Suite 350
         Washington, DC  20006

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Barbara M. Califf
Title:   Vice President
Phone:   202-638-6072
Signature, Place, and Date of Signing:

    Barbara M. Califf   Washington, DC  20006   May 6, 2008

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  144707

List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
America Movil                  COM              02364W105     3420    53705 SH       SOLE                    53705
American Tower                 COM              029912201     5196   132525 SH       SOLE                   132525
Amphenol                       COM              032095101     4682   125690 SH       SOLE                   125690
Automatic Data Processing      COM              053015103     2930    69120 SH       SOLE                    69120
BHP Billiton                   COM              088606108     1712    26000 SH       SOLE                    26000
Baxter International           COM              071813109     1369    23675 SH       SOLE                    23675
Berkshire Hathaway B           COM              084670207     5645     1262 SH       SOLE                     1262
CVS Caremark                   COM              126650100     6110   150820 SH       SOLE                   150820
Cisco Systems                  COM              17275R102     5503   228435 SH       SOLE                   228435
Coach                          COM              189754104     3317   110000 SH       SOLE                   110000
Colgate Palmolive              COM              194162103     5931    76120 SH       SOLE                    76120
ConocoPhillips                 COM              20825C104     2705    35500 SH       SOLE                    35500
Corning                        COM              219350105     4726   196575 SH       SOLE                   196575
Coventry Healthcare            COM              222862104     3431    85027 SH       SOLE                    85027
Danaher                        COM              235851102     5157    67822 SH       SOLE                    67822
Diageo                         COM              25243Q205     5281    64945 SH       SOLE                    64945
EOG Resources                  COM              26875P101     7058    58818 SH       SOLE                    58818
Enbridge                       COM              29250N105     1219    29605 SH       SOLE                    29605
Estee Lauder                   COM              518439104     4359    95080 SH       SOLE                    95080
Exxon Mobil                    COM              30231G102      342     4040 SH       SOLE                     4040
Franklin Resources             COM              354613101     4712    48585 SH       SOLE                    48585
Genzyme                        COM              372917104     5439    72965 SH       SOLE                    72965
J P Morgan Chase & Co.         COM              46625H100     3934    91590 SH       SOLE                    91590
Johnson & Johnson              COM              478160104     6239    96182 SH       SOLE                    96182
Metlife                        COM              59156R108     4314    71595 SH       SOLE                    71595
Microsoft                      COM              594918104     4282   150885 SH       SOLE                   150885
PepsiCo                        COM              713448108     5571    77155 SH       SOLE                    77155
Qiagen                         COM              N72482107      974    46807 SH       SOLE                    46807
Simpson Manufacturing          COM              829073105     2043    75152 SH       SOLE                    75152
Suncor Energy                  COM              867229106     4200    43594 SH       SOLE                    43594
Texas Instruments              COM              882508104     4351   153924 SH       SOLE                   153924
United Parcel Service          COM              911312106     4986    68285 SH       SOLE                    68285
United Technologies            COM              913017109     6133    89119 SH       SOLE                    89119
VeriSign                       COM              92343E102     1961    59000 SH       SOLE                    59000
Wells Fargo                    COM              949746101     4389   150830 SH       SOLE                   150830
Standard&Poors                                  78462F103      848 6428.000 SH       SOLE                 6428.000
Vanguard FTSE All World                         922042775      239 4425.000 SH       SOLE                 4425.000